Allowance for loan losses and credit quality Allocation of Investment in Loans, by Impairment Methodology (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	$ 4,402	$ 9,789
Financing Receivable, Collectively Evaluated for Impairment	416,803	386,596
Loans Receivable Not Acquired in Transfer, Gross	421,205	396,385
Acquired loans	22,940	27,934
Loans	444,145	424,319
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	703	2,810
Financing Receivable, Collectively Evaluated for Impairment	144,921	132,115
Loans Receivable Not Acquired in Transfer, Gross	145,624	134,925
Acquired loans	9,314	12,501
Loans	154,938	147,426
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	145	92
Financing Receivable, Collectively Evaluated for Impairment	35,866	27,976
Loans Receivable Not Acquired in Transfer, Gross	36,011	28,068
Acquired loans	7	9
Loans	36,018	28,077
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	3,427	6,499
Financing Receivable, Collectively Evaluated for Impairment	168,066	169,576
Loans Receivable Not Acquired in Transfer, Gross	171,493	176,075
Acquired loans	12,407	13,695
Loans	183,900	189,770
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	127	355
Financing Receivable, Collectively Evaluated for Impairment	20,851	21,861
Loans Receivable Not Acquired in Transfer, Gross	20,978	22,216
Acquired loans	485	802
Loans	21,463	23,018
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	0	33
Financing Receivable, Collectively Evaluated for Impairment	5,846	5,724
Loans Receivable Not Acquired in Transfer, Gross	5,846	5,757
Acquired loans	219	377
Loans	6,065	6,134
Municipal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Individually Evaluated for Impairment	0	0
Financing Receivable, Collectively Evaluated for Impairment	41,253	29,344
Loans Receivable Not Acquired in Transfer, Gross	41,253	29,344
Acquired loans	508	550
Loans	$ 41,761	$ 29,894